Regulatory Capital Financial Instruments (Details) - Schedule of Regulatory Capital Financial Instruments - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Subordinated bonds [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Regulatory Capital Financial Instruments [Line Items]
Balance as of beginning	$ 1,010,905	$ 917,510
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest	34,903	31,271
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder	(41,541)	(42,866)
Principal payments to the holder	(10,658)	(15,184)
Accrued UF indexation	46,205	120,174
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending	1,039,814	1,010,905
Bonds with no maturity [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Regulatory Capital Financial Instruments [Line Items]
Balance as of beginning
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending
Preferred shares [Member]
Regulatory Capital Financial Instruments (Details) - Schedule of Regulatory Capital Financial Instruments [Line Items]
Balance as of beginning
Emissions made
Transaction costs
Transaction costs amortization
Accrued interest
Acquisition or redemption by the issuer
Modification of the issuance conditions
Interest and UF indexation payments to the holder
Principal payments to the holder
Accrued UF indexation
Exchange rate differences
Depreciation
Reappraisal
Expiration
Conversion to common shares
Balance as of ending